united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund (ROTAX, ROTCX, ROTIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value
EXCHANGE TRADED FUND - 95.4%
EQUITY FUND - 95.4%
203,000	iShares MSCI EAFE ETF (Cost $13,498,282)	$ 13,235,600

	TOTAL INVESTMENTS - 95.4% (Cost $13,498,282) (a)	$ 13,235,600
	OTHER ASSETS LESS LIABILITIES - 4.6%	638,320
	NET ASSETS - 100%	$ 13,873,920

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,498,282 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(262,682)
	Net Unrealized Depreciation:	$ (262,682)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Bond Rotation Fund (BDRAX, BDRCX, BDRIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 97.0%
	ASSET ALLOCATION FUND - 16.6%
20,150	SPDR Bloomberg Barclays Convertible Securities ETF	$ 999,843

	DEBT FUNDS - 80.4%
8,000	iShares 20+ Year Treasury Bond ETF	1,000,960
33,200	PowerShares Emerging Markets Sovereign Debt Portfolio	971,764
50,500	SPDR Bloomberg Barclays High Yield Bond ETF	1,878,600
36,000	SPDR Bloomberg Barclays International Treasury Bond ETF	994,680
		4,846,004

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,767,452)	5,845,847

	SHORT-TERM INVESTMENT - 34.6%
	MONEY MARKET FUND - 34.6%
2,082,666	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 0.65% * (Cost $2,082,666)	2,082,666

	TOTAL INVESTMENTS - 131.6% (Cost $7,850,118) (a)	$ 7,928,513
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.6)%	(1,905,513)
	NET ASSETS - 100%	$ 6,023,000

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,851,844 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 78,425
	Unrealized Depreciation:	(1,756)
	Net Unrealized Appreciation:	$ 76,669

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES - 86.6%
897,717	ABFC 2004-OPT4 Trust, 3.916% due 7/25/2033	$ 635,396
3,961,285	ABFC 2005-WMC1Trust, 2.101% due 6/25/2035	2,183,880
5,093,118	ABFS Mortgage Loan Trust 2002-2, 0.054% due 7/15/2033	3,819,495
6,594,853	ABFS Mortgage Loan Trust 2002-3, 5.902% due 9/15/2033	5,065,963
915,060	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 3.241% due 6/25/2034	786,142
2,209,700	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 2.536% due 1/25/2035	1,698,412
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 3.966% due 11/25/2033	570,675
2,837,341	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 3.061% due 4/25/2035	584,041
5,500,000	ACE Securities Corp Home Equity Loan Trust Series 2005-HE6, 1.696% due 4/25/2035	4,074,728
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 4.216% due 8/25/2040	1,719,663
2,873,583	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1.506% due 8/25/2036	1,330,206
20,844,674	ACE Securities Corp Home Equity Loan Trust Series 2006-NC1, 1.646% due 12/25/2035	7,931,401
11,846,500	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1.496% due 4/25/2036	4,535,634
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 4.216% due 6/25/2034	2,002,341
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 6.466% due 10/25/2034	12,239,094
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1.716% due 10/25/2035	717,576
72,819	AFC Home Equity Loan Trust, 1.724% due 12/22/2027	70,115
2,672,531	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.434% due 3/25/2033	1,976,057
769,865	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.094% due 2/25/2033	556,794
6,862,903	Ameriquest Asset-Backed Pass Through Certificates 2004-FR1, 4.583% due 5/25/2034	7,044,467
3,607,916	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 5.716% due 5/25/2034	1,962,714
2,199,964	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 3.916% due 5/25/2034	1,602,456
1,507,914	Ameriquest Asset-Backed Pass Through Certificates 2004-1A1, 3.466% due 9/25/2034	1,062,389
1,924,682	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 4.441% due 8/25/2034	1,390,022
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 3.136% due 9/25/2034	1,154,873
1,405,587	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 3.016% due 9/25/2034	891,499
6,407,308	Ameriquest Asset-Backed Pass Through Certificates 2005-R1, 2.716% due 3/25/2035	2,241,839
4,988,827	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 2.436% due 7/25/2035	1,802,905
6,000,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 1.916% due 7/25/2035	3,883,643
3,315,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R7, 1.866% due 9/25/2035	2,365,982
1,480,170	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 2.666% due1/25/2036	345,199
11,084,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 1.906% due 1/25/2036	5,540,229
14,370,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R11, 1.896% due 1/25/2036	8,226,046
1,912,915	Ameriquest Mortgage Securities Inc Series 2003-6, 5.123% due 5/25/2033	949,574
11,122,673	Ameriquest Mortgage Securities Series 2006-R1, 1.776% due 3/25/2036	4,309,301
321,592	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1.711% due 6/25/2028	307,712
627,339	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 3.066% due 11/25/2029	595,616
5,279,989	Amur Finance VI LLC, 8.000% due 12/20/2024, 144A +	4,699,190
1,190,837	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2003-W7, 4.153% due 3/25/2034	624,075
963,664	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2003-W7, 4.153% due 3/25/2034, 144A	837,468
113,110	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W6, 6.091% due 5/25/2034, 144A	109,566
18,294,219	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W2, 1.746% due 10/25/2035	7,647,181
10,000,000	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W3, 1.676% due 11/25/2035	5,802,179
22,636,798	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W5, 1.676% due 1/25/2036	8,117,017
3,715,534	Argent Securities Trust 2006-W1, 1.626% due 3/25/2036	706,336
3,199,048	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 2.266% due 6/25/2035	847,579
960,361	Asset-Backed Pass Through Certificates 2002-3, 4.441% due 8/25/2032	497,869
5,050,803	Asset-Backed Pass-Through Certificates Series 2005-R2, 2.386% due 4/25/2035	3,109,219
6,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 2.416% due 7/25/2035	3,759,367
4,622,570	AXIS Equipment Finance Receivables IV LLC, 8.830% due 3/20/2024, 144A	4,621,876
470,891	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.766% due 12/25/2034	448,454
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CLI, 1.846% due 9/25/2034	2,512,965

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 86.6%
15,328,300	Carrington Mortgage Loan Trust Series 2005-OPT2, 3.016% due 5/25/2035	$ 9,569,924
15,000,000	Carrington Mortgage Loan Trust Series 2006-FRE1, 1.516% due 7/25/2036	6,254,714
17,988,951	Carrington Mortgage Loan Trust Series 2006-NC1, 1.636% due 1/25/2036	9,834,293
5,231,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1.486% due 6/25/2036	2,768,560
6,396,244	Carrington Mortgage Loan Trust Series 2006-NC4, 1.516% due 10/25/2036	1,094,890
13,272,926	Carrington Mortgage Loan Trust Series 2007-RFC1, 1.476% due 12/25/2036	1,722,376
1,265,803	Centex Home Equity Loan Trust 2002-C, 2.366% due 9/25/2032	905,966
1,562,488	Centex Home Equity Loan Trust 2004-B, 3.541% due 3/25/2034	93,013
3,252,644	Centex Home Equity Loan Trust 2004-C, 3.316% due 6/25/2034	1,061,153
1,198,889	Centex Home Equity Loan Trust 2004-D, 2.246% due 9/25/2034	1,024,837
2,825,156	Centex Home Equity Loan Trust 2005-B, 2.236% due 3/25/2035	1,671,124
6,676,938	Centex Home Equity Loan Trust 2005-D, 2.416% due 10/25/2035	4,100,078
12,000,000	Centex Home Equity Loan Trust 2006-A, 1.586% due 10/25/2035	5,232,084
4,565,208	Citigroup Mortgage Loan Trust 2006-AMC1, 1.506% due 9/25/2036	1,305,219
8,196,264	Citigroup Mortgage Loan Trust 2006-NC1, 1.506% due 8/25/2036	2,984,460
2,301,000	Citigroup Mortgage Loan Trust, Inc., 4.216% due 12/25/2033	1,996,422
1,437,000	Citigroup Mortgage Loan Trust, Inc., 3.716% due 7/25/2037	1,135,035
2,469,350	Citigroup Mortgage Loan Trust, Inc., 3.216% due 7/25/2044, 144A	2,393,573
4,218,424	Conseco Financial Corp., 7.240% due 11/15/2028	3,292,002
5,641,485	Conseco Financial Corp., 6.980% due 9/1/2030	4,639,182
233,710	Countrywide Asset-Backed Certificates, 6.841% due 10/25/2032, 144A	202,208
505,314	Countrywide Asset-Backed Certificates, 2.666% due 3/25/2033, 144A	489,016
863,017	Countrywide Asset-Backed Certificates, 5.716% due 11/25/2033, 144A	808,039
2,220,807	Credit-Based Asset Servicing & Securitization LLC, 4.216% due 3/25/2033, 144A	956,598
1,091,569	Credit-Based Asset Servicing & Securitization LLC, 4.066% due 10/25/2034, 144A	905,676
5,363,000	Credit-Based Asset Servicing & Securitization LLC, 2.416% due 7/25/2035, 144A	1,783,409
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1.906% due 7/25/2035	1,573,753
5,868,643	Credit-Based Asset Servicing & Securitization LLC, 1.699% due 7/25/2035	2,736,846
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 5.171% due 9/25/2035, 144A	3,603,676
2,107,931	Credit-Based Asset Servicing & Securitization LLC, 1.656% due 12/25/2035	522,162
3,778,000	Credit-Based Asset Servicing & Securitization LLC, 7.250% due 3/25/2046	2,157,140
1,762,277	Delta Funding Home Equity Loan Trust 1999-1, 6.800% due 3/15/2028	1,286,398
3,229,544	Delta Funding Home Equity Loan Trust 1999-2, 7.370% due 8/15/2030	1,559,743
1,581,203	Delta Funding Home Equity Loan Trust 2000-3, 8.390% due 11/15/2030	1,214,223
4,245,000	EMC Mortgage Loan Trust, 3.466% due 1/25/2041, 144A	2,846,790
10,884,368	Encore Credit Receivables Trust 2005-2, 2.191% due 11/25/2035	6,879,357
3,398,698	Encore Credit Receivables Trust 2005-3, 2.971% due 10/25/2035	1,976,434
6,096,896	Encore Credit Receivables Trust 2005-4, 1.916% due 1/25/2036	3,507,280
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 6.316% due 10/25/2034	1,570,556
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 3.016% due 4/25/2035	1,464,553
2,346,436	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	1,216,322
1,115,050	Equity One Mortgage Pass-Through Trust 2004-1, 5.760% due 4/25/2034	1,004,086
2,500,000	FFMLT Trust 2005-FF2, 2.266% due 3/25/2035	1,237,565
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.866% due 11/25/2034	610,625
557,619	First Franklin Mortgage Loan Trust 2002-FF3, 4.291% due 8/25/2032	434,141
706,827	First Franklin Mortgage Loan Trust 2003-FF1, 3.841% due 3/25/2033	686,484
1,337,665	First Franklin Mortgage Loan Trust 2003-FF4, 3.691% due 10/25/2033	742,922
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 3.091% due 3/25/2034	1,327,667
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 3.466% due 6/25/2034	613,716
2,320,395	First Franklin Mortgage Loan Trust 2004-FF7, 5.500% due 9/25/2034	1,500,800
2,535,000	First Franklin Mortgage Loan Trust 2005-FF3, 2.191% due 4/25/2035	2,431,524
3,283,910	First Franklin Mortgage Loan Trust 2005-FF5, 2.416% due 5/25/2035	1,502,535

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 86.6%
18,767,248	First Franklin Mortgage Loan Trust 2005-FF9, 1.756% due 10/25/2035	$ 13,060,580
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.966% due 6/25/2035, 144A	535,336
3,138,224	First NLC Trust 2005-1, 0.070% due 5/25/2035	2,377,246
1,549,753	Fremont Home Loan Trust 2004-D, 2.161% due 11/25/2034	1,212,819
3,085,110	Fremont Home Loan Trust 2004-4, 2.716% due 3/25/2035	957,827
2,526,671	Fremont Home Loan Trust 2004-4, 2.641% due 3/25/2035	1,808,120
523,231	Fremont Home Loan Trust 2004-4, 2.131% due 3/25/2035	394,465
13,340,000	Fremont Home Loan Trust 2005-2, 2.191% due 6/25/2035	5,096,176
9,358,306	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1.906% due 10/25/2035	4,623,741
1,906,706	GSAA Home Equity Trust 2005-5, 3.766% due 2/25/2035	1,199,260
5,012,668	GSAMP Trust 2005-AHL2, 1.656% due 12/25/2035	2,463,526
11,850,000	GSAMP Trust 2005-HE4, 1.846% due 7/25/2045	5,616,714
2,305,521	GSAMP Trust 2006-SD2, 1.686% due 5/25/2046,144A	996,991
3,000,000	GSAMP Trust 2007-HSBC1, 3.466% due 2/25/2047	2,638,983
500,000	GSRPM Mortgage Loan Trust 2003-1, 4.632% due 1/25/2032	500,318
2,503,085	Home Equity Asset Trust, 3.386% due 2/25/2034	1,961,329
5,245,348	Home Equity Asset Trust, 2.461% due 5/25/2035	3,615,555
1,460,232	Home Equity Asset Trust 2003-4, 5.716% due 10/25/2033	874,656
9,130,948	Home Equity Asset Trust 2005-7, 1.716% due 1/25/2036	3,646,896
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 3.166% due 3/25/2035	4,775,968
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 2.416% due 8/25/2035	2,832,625
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1.826% due 10/25/2035	5,055,736
21,131,050	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1.686% due 3/25/2036	7,828,997
8,630,325	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1.616% due 3/25/2036	2,514,771
22,495,599	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1.576% due 6/25/2036	9,709,490
1,251,705	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,124,023
82,199	Irwin Home Equity Loan Trust 2002-1, 4.591% due 2/25/2029	80,702
3,500,000	JP Morgan Mortgage Acquisition Corp 2005-OPT2, 1.926% due 12/25/2035	2,148,404
646,787	Long Beach Mortgage Loan Trust 2001-1, 4.289% due 4/21/2031	702,698
2,731,559	Long Beach Mortgage Loan Trust 2003-1, 7.216% due 3/25/2033	1,807,896
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 3.016% due 9/25/2034	951,938
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 2.716% due 9/25/2034	1,073,715
1,842,506	MAFI II Remic Trust 1998-A, 6.000% due 2/20/2027	1,566,130
5,984,758	Mastr Asset Backed Securities Trust 2003-OPT1, 7.066% due 12/25/2032	3,584,002
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 6.991% due 5/25/2033	1,624,647
520,900	Mastr Asset Backed Securities Trust 2004-OPT2, 3.166% due 9/25/2034	441,081
876,975	Mastr Asset Backed Securities Trust 2004-WMC3, 3.016% due 10/25/2034	754,138
566,249	Mastr Asset Backed Securities Trust 2005-NC1, 3.511% due 12/25/2034	598,458
940,890	Mastr Asset Backed Securities Trust 2005-WF1, 2.456% due 6/25/2035	832,648
4,189,605	Mastr Asset Backed Securities Trust 2007-HE1, 1.516% due 5/25/2037	1,254,891
901,537	Mastr Specialized Loan Trust, 2.724% due 7/25/2035, 144A	814,763
1,462,000	Mastr Specialized Loan Trust, 2.466% due 11/25/2035, 144A	936,325
1,625,018	Meritage Mortgage Loan Trust 2004-2, 2.941% due 1/25/2035	1,137,280
2,083,992	Meritage Mortgage Loan Trust 2005-2, 2.011% due 11/25/2035	1,939,335
1,560,855	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 4.666% due 9/25/2032	1,288,656
1,901,822	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 3.391% due 7/25/2034	1,713,465
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 3.007% due 6/25/2035	2,167,070
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.976% due 9/25/2034	557,502
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 6.466% due 7/25/2034	837,767
2,408,782	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.566% due 1/25/2035	1,994,275
21,597,713	Morgan Stanley ABS Capital I Inc Trust 2005-HE7, 1.686% due 11/25/2035	14,471,772
5,293,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 2.281% due 3/25/2035	2,850,790

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 86.6%
11,613,966	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 3.016% due 6/25/2035	$ 3,417,948
3,153,845	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1.596% due 12/25/2035	2,044,708
701,063	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 6.841% due 2/25/2033	616,724
2,789,671	Morgan Stanley Home Equity Loan Trust 2005-2, 2.281% due 5/25/2035	1,625,048
2,231,550	Morgan Stanley Home Equity Loan Trust 2005-3, 2.176% due 8/25/2035	893,504
5,974,983	Nationstar Home Equity Loan Trust 2007-B, 1.686% due 4/25/2037	1,096,854
10,755,974	New Century Home Equity Loan Trust 2005-1, 2.341% due 3/25/2035	7,245,272
442,918	New Century Home Equity Loan Trust Series 2003-5, 5.137% due 11/25/2033	430,181
302,467	New Century Home Equity Loan Trust Series 2003-5, 2.016% due 11/25/2033	244,815
20,692,855	New Century Home Equity Loan Trust Series 2005-B, 1.706% due 10/25/2035	13,068,821
10,000,000	New Century Home Equity Loan Trust Series 2005-C, 1.666% due 12/25/2035	4,603,509
1,390,000	New Century Home Equity Loan Trust Series 2005-D, 1.686% due 2/25/2036	801,795
15,534,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1.516% due 7/25/2036	6,935,185
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 2.341% due 9/25/2033	548,486
5,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.766% due 3/25/2035	3,894,145
6,311,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.696% due 10/25/2035	5,584,507
3,000,000	NovaStar Mortgage Funding Trust Series 2005-3, 1.806% due 1/25/2036	1,492,286
7,257,742	NovaStar Mortgage Funding Trust Series 2007-2, 1.516% due 9/25/2037	2,260,680
2,241,692	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1.796% due 12/25/2035	245,154
7,500,000	Option One Mortgage Loan Trust 2006-1, 1.596% due 1/25/2036	4,231,121
13,844,271	Option One Mortgage Loan Trust 2007-CP1, 1.516% due 3/25/2037	1,324,798
1,361,256	Ownit Mortgage Loan Trust Series 2005-1, 2.386% due 9/25/2035	1,135,773
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 2.941% due 10/25/2034	1,265,020
3,561,294	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 3.316% due 12/25/2034	2,084,447
1,806,333	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2005-WHQ4, 3.016% due 6/25/2035	982,012
2,835,409	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2, 4.141% due 10/25/2034	509,159
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2, 3.391% due 10/25/2034	4,347,862
17,250,000	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WCW3, 1.856% due 8/25/2035	7,943,458
9,009,115	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1, 3.091% due 3/25/2035	4,210,594
14,676,625	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, 1.826% due 9/25/2035	6,267,278
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	1,142,709
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 1.596% due 12/25/2034	651,638
6,231,626	Popular ABS Mortgage Pass-Through Trust 2006-B, 1.716% due 5/25/2036	2,191,759
6,343,758	Quest Trust, 4.441% due 6/25/2034, 144A	4,952,931
2,000,000	Quest Trust, 4.549% due 9/25/2034, 144A	1,572,232
2,000,000	RAAC Series 2007-SP1 Trust, 2.216% due 3/25/2037	1,456,386
20,371,628	RAAC Series 2007-SP3 Trust, 3.466% due 9/25/2047	12,478,148
149,137	RAMP Series 2002-RS3 Trust, 2.191% due 6/25/2032	136,154
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,016,327
3,962,424	RAMP Series 2004-RS12 Trust, 3.841% due 12/25/2034	2,612,403
2,333,066	RAMP Series 2005-EFC1 Trust, 2.416% due 5/25/2035	1,085,412
250,000	RAMP Series 2005-EFC3 Trust, 2.336% due 8/25/2035	230,408
7,363,000	RAMP Series 2005-EFC4 Trust, 1.916% due 9/25/2035	4,804,315
2,898,142	RAMP Series 2005-EFC6 Trust, 1.846% due 11/25/2035	844,683
3,000,000	RAMP Series 2005-EFC6 Trust, 1.806% due 11/25/2035	2,585,530
3,204,866	RAMP Series 2005-RZ2 Trust, 2.466% due 5/25/2035	2,439,613
4,433,082	RAMP Series 2006-EFC1 Trust, 1.756% due 2/25/2036	2,699,014
2,309,637	RAMP Series 2006-RS1 Trust, 1.626% due 1/25/2036	491,910
5,000,000	RAMP Series 2006-RS2 Trust, 1.606% due 3/25/2036	2,564,261
5,118,806	RAMP Series 2006-RZ4 Trust, 1.596% due 10/25/2036	2,881,405
310,997	RASC Series 2003-KS5 Trust, 1.796% due 7/25/2033	293,922
405,291	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	363,860

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 86.6%
72,682	RASC Series 2003-KS11 Trust, 2.101% due 1/25/2034	$ 70,599
1,292,245	RASC Series 2004-KS3 Trust, 2.791% due 4/25/2034	973,338
2,849,026	RASC Series 2004-KS6 Trust, 2.986% due 7/25/2034	1,792,003
3,560,110	RASC Series 2005-EMX3 Trust, 1.936% due 9/25/2035	1,547,306
1,410,234	RASC Series 2005-KS1 Trust, 3.091% due 2/25/2035	910,690
3,250,000	RASC Series 2005-KS9 Trust, 2.466% due 10/25/2035	1,319,376
2,784,976	RASC Series 2006-EMX1 Trust, 1.686% due 1/25/2036	1,415,889
8,723,732	RASC Series 2006-EMX2 Trust, 1.636% due 2/25/2036	4,792,156
9,515,213	RASC Series 2006-EMX4 Trust, 1.496% due 6/25/2036	5,461,733
3,874,145	RASC Series 2006-KS1 Trust, 1.746% due 2/25/2036	2,353,218
5,748,661	RASC Series 2006-KS2 Trust, 1.716% due 3/25/2036	3,110,907
941,325	RASC Series 2006-KS2 Trust, 1.586% due 3/25/2036	918,037
8,731,819	RASC Series 2006-KS4 Trust, 1.516% due 3/25/2036	5,135,303
16,074,000	RASC Series 2007-KS1 Trust, 1.456% due 1/25/2037	7,946,860
8,829,425	RASC Series 2007-KS2 Trust, 1.476% due 2/25/2037	4,150,854
20,000,000	RASC Series 2007-KS3 Trust, 1.596% due 4/25/2037	10,476,518
664,751	Renaissance Home Equity Loan Trust 2003-2, 4.849% due 8/25/2033	619,369
588,509	SASCO Mortgage Loan Trust 2003-GEL1, 5.524% due 10/25/2033	493,570
236,396	Saxon Asset Securities Trust 2003-3, 4.141% due 12/25/2033	200,221
2,149,653	Saxon Asset Securities Trust 2005-2, 1.921% due 10/25/2035	1,278,227
5,200,000	Saxon Asset Securities Trust 2005-4, 1.836% due 11/25/2035	1,870,954
12,655,709	Saxon Asset Securities Trust 2007-3, 2.116% due 9/25/2047	2,145,432
16,292,000	Saxon Asset Securities Trust 2007-3, 2.016% due 9/25/2047	9,293,294
1,448,667	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 3.046% due 1/25/2035	1,303,114
11,594,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.886% due 10/25/2035	871,989
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.856% due 10/25/2035	3,920,949
1,921,175	Security National Mortgage Loan Trust 2005-1, 0.014% due 2/25/2035, 144A	1,600,885
1,500,000	Security National Mortgage Loan Trust 2005-2, 7.072% due 2/25/2036, 144A	1,058,608
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1.806% due 10/25/2035	3,822,832
1,415,765	Soundview Home Loan Trust 2005-1, 3.166% due 4/25/2035	1,037,837
1,300,715	Soundview Home Loan Trust 2005-A, 2.566% due 4/25/2035	1,248,673
5,321,456	Soundview Home Loan Trust 2005-OPT1, 2.266% due 6/25/2035	2,302,813
4,542,879	Soundview Home Loan Trust 2005-OPT1, 2.041% due 6/25/2035	2,525,253
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1.866% due 8/25/2035	4,919,134
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1.896% due 11/25/2035	569,851
10,475,585	Soundview Home Loan Trust 2006-1, 1.626% due 2/25/2036	3,933,272
1,537,867	Soundview Home Loan Trust 2006-EQ1, 1.466% due 10/25/2036	666,758
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1.561% due 3/25/2036	2,752,694
38,580,518	Soundview Home Loan Trust 2006-OPT2, 1.516% due 5/25/2036	18,873,188
42,509,866	Soundview Home Loan Trust 2006-OPT5, 1.466% due 7/25/2036	14,603,857
875,255	Soundview Home Loan Trust 2007-OPT2, 1.346% due 7/25/2037	848,237
2,213,650	Structured Asset Investment Loan Trust 2004-BNC2, 2.941% due 12/25/2034	1,804,529
288,100	Structured Asset Securities Corp 2005-WF1, 3.121% due 2/25/2035	204,884
1,769,743	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 3.716% due 7/25/2035, 144A	1,055,584
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 3.716% due 11/25/2035	1,744,898
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 2.166% due 2/25/2036	3,814,007
7,988,000	Terwin Mortgage Trust 2006-1, 1.706% due 1/25/2037, 144A	4,618,452
7,425,000	Terwin Mortgage Trust 2006-7, 1.486% due 7/25/2037, 144A	4,950,272
3,551,000	Terwin Mortgage Trust 2007-QHL1, 2.524% due 10/25/2038, 144A	2,083,183
2,958,033	Terwin Mortgage Trust Series TMTS 2005-6HE, 2.416% due 4/25/2036	2,182,856
757,000	Truman Capital Mortgage Loan Trust, 4.716% due 3/25/2037, 144A	750,856

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 86.6%
3,069,566	Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1.576% due 4/25/2036	$ 1,047,015
12,484,026	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1.566% due 7/25/2036	4,452,261
	TOTAL ASSET BACKED SECURITIES (Cost $664,983,197)	697,188,824

	MORTGAGE BACKED SECURITIES - 10.2%
7,834,158	Adjustable Rate Mortgage Trust 2005-2, 2.566% due 6/25/2035	4,944,601
752,776	Adjustable Rate Mortgage Trust 2005-3, 3.594% due 7/25/2035	679,384
38,404	Adjustable Rate Mortgage Trust 2005-3, 1.536% due 7/25/2035	37,730
1,187,422	Alternative Loan Trust 2004-J9, 3.991% due 10/25/2034	582,016
5,599,080	American Home Mortgage Investment Trust 2005-1, 1.879% due 6/25/2045	2,920,096
863,082	Banc of America Funding 2004-C Trust, 2.112% due 12/20/2034	851,407
4,388,573	Banc of America Mortgage 2004-K Trust, 3.440% due 12/25/2034	2,600,457
3,541,473	Bear Stearns ALT-A Trust 2004-1, 3.426% due 2/25/2034	2,296,510
98,349	Bear Stearns ALT-A Trust 2004-3, 2.071% due 4/25/2034	91,070
392,190	Bear Stearns ARM Trust 2002-12, 2.917% due 1/25/2033	363,937
37,244	Bear Stearns ARM Trust 2003-8, 3.574% due 1/25/2034	34,562
1,172,600	Bear Stearns ARM Trust 2004-7, 3.282% due 10/25/2034	1,107,371
3,241	CHL Mortgage Pass-Through Trust 2003-HYB2, 3.398% due 7/19/2033	3,157
309,929	Citigroup Mortgage Loan Trust 2007-10 5.992% due 9/25/2037	249,538
1,503,407	Credit Suisse First Boston Mortgage Securities Corp., 2.976% due 7/25/2033	1,342,355
1,697,515	Credit Suisse First Boston Mortgage Securities Corp., 3.321% due 10/25/2033	1,470,259
3,000,000	Fannie Mae Connecticut Avenue Securities, 4.066% due 11/25/2029	3,042,166
1,050,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.916% due 3/25/2028	1,193,920
10,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.766% due 8/25/2029	10,570,885
6,880,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.666% due 10/25/2029	7,265,962
2,600,000	GreenPoint Mortgage Funding Trust 2005-HY1, 1.806% due 7/25/2035	1,237,870
4,581,625	GSR Mortgage Loan Trust 2004-12, 3.165% due 12/25/2034	3,126,725
35,668	GSR Mortgage Loan Trust 2005-7F, 1.716% due 9/25/2035	33,366
1,157,002	GSR Mortgage Loan Trust 2005-AR3, 1.966% due 5/25/2035	892,547
904,417	HarborView Mortgage Loan Trust 2004-3, 3.146% due 5/19/2034	737,639
805,653	HarborView Mortgage Loan Trust 2004-4, 1.769% due 6/19/2034	725,126
735,504	Impac CMB Trust Series 2004-10, 2.071% due 3/25/2035	500,748
5,388,742	Impac Secured Assets Trust 2007-2, 1.466% due 4/25/2037	5,313,749
70,492	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.651% due 10/25/2034	64,672
540,248	IndyMac INDX Mortgage Loan Trust 2004-AR9, 1.864% due 11/25/2034	509,523
4,756,281	JP Morgan Mortgage Trust 2005-A5, 3.348% due 8/25/2035	3,629,711
1,787,463	MASTR Adjustable Rate Mortgages Trust 2004-5, 3.299% due 7/25/2034	1,484,747
1,525,416	MASTR Alternative Loan Trust 2002-2, 7.132% due 10/25/2032	488,650
27,474	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 3.347% due 12/25/2032	27,306
302,913	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.915% due 2/25/2033	296,235
781,004	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 2.221% due 3/25/2030	596,736
5,609,749	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1 3.029% due 2/25/2036	2,147,866
272,348	Morgan Stanley Mortgage Loan Trust 2004-7AR, 3.267% due 9/25/2034	270,012
1,855,000	Morgan Stanley Mortgage Loan Trust 2005-6AR, 2.366% due 11/25/2035	1,790,970
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,254
18,671	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	18,986
1,506,130	RFMSI Series 2005-SA1 Trust, 3.299% due 3/25/2035	684,534
1,225,194	Sequoia Mortgage Trust 2003-3 2.187% due 7/20/2033	930,522
3,025,833	Sequoia Mortgage Trust 2004-10, 1.962% due 11/20/2034	2,102,614
33,495,849	Sequoia Mortgage Trust 2004-10, 0.656% due 11/20/2034	394,986
3,687,384	Structured Asset Mortgage Investments Trust 2002-AR4, 2.034% due 2/19/2033	2,721,183
347,950	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.917% due 10/19/2034	339,805

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Principal ($)		Value
	MORTGAGE BACKED SECURITIES (continued) - 10.2%
1,007,379	Thornburg Mortgage Securities Trust 2004-2, 2.216% due 6/25/2044	$ 636,177
367,088	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.898% due 11/25/2042	343,599
2,764,900	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 2.838% due 10/25/2033	1,975,439
458,203	WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust, 2.196% due 11/25/2034	451,339
2,363,320	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 3.030% due 4/25/2035	1,542,688
497,016	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 3.082% due 1/25/2035	476,748
52,826	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.816% due 4/25/2035	51,848
31,773	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.360% due 6/25/2034	31,316
4,839,238	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 3.161% due 6/25/2035	4,182,634
	TOTAL MORTGAGE BACKED SECURITIES (Cost $82,257,720)	82,423,253

	PRIVATE PLACEMENTS - 0.2%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** + (Cost $1,900,000)	1,900,097

Shares
	SHORT-TERM INVESTMENT- 3.2%
	MONEY MARKET FUND - 3.2%
25,355,908	Federated Treasury Obligations Fund, 0.43%* (Cost $25,355,908)	25,355,908

	TOTAL INVESTMENTS - 100.2% (Cost $774,496,825) (a)	$806,868,082
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,577,921)
	NET ASSETS - 100.0%	$805,290,161

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $774,496,825 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 39,756,959
	Unrealized Depreciation:	(7,385,702)
	Net Unrealized Appreciation:	$ 32,371,257

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
** Illiquid security. Total illiquid securities represents 0.24% of net assets as of June 30, 2017.
+ Fair Valued by the Board in good faith.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2017, 144A securities amounted to $52,127,251 or 6.47% of net assets and are deemed liquid by the Board of Trustees.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Placements	Asset Backed Securities
Beginning Balance	$ 3,832,142	$ 4,791,198
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(45)	11,089
Cost of Purchases	-	-
Proceeds from Sales	(1,886,000)	-
Proceeds from Principal Paydowns	(46,000)	(103,097)
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 1,900,097	$ 4,699,190

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2017
No. of Contracts		Value +
	PURCHASED CALL OPTIONS - 0.1%
10	S&P 500 Index	$ 200
	Expiration July 7, 2017, Exercise Price $2,475.00
25	S&P 500 Index	937
	Expiration July 21, 2017, Exercise Price $2,500.00
20	S&P 500 Index	5,700
	Expiration August 18, 2017, Exercise Price $2,500.00
20	S&P 500 Index	2,200
	Expiration September 15, 2017, Exercise Price $2,575.00
	TOTAL PURCHASED CALL OPTIONS (Cost $31,255)	9,037

	PURCHASED PUT OPTIONS - 2.0%
40	ProShares Ultra VIX Short-Term	9,200
	Expiration July 21, 2017, Exercise Price $11.00
108	ProShares Ultra VIX Short-Term	14,796
	Expiration July 21, 2017, Exercise Price $10.00
5	ProShares Ultra VIX Short-Term	1,408
	Expiration August 18, 2017, Exercise Price $11.00
1	S&P 500 Index	15
	Expiration July 7, 2017, Exercise Price $2,175.00
9	S&P 500 Index	315
	Expiration July 7, 2017, Exercise Price $2,300.00
30	S&P 500 Index	16,800
	Expiration July 21, 2017, Exercise Price $2,350.00
10	S&P 500 Index	6,400
	Expiration July 31, 2017, Exercise Price $2,325.00
20	S&P 500 Index	17,200
	Expiration July 31, 2017, Exercise Price $2,350.00
20	S&P 500 Index	23,700
	Expiration July 31, 2017, Exercise Price $2,375.00
10	S&P 500 Index	9,950
	Expiration August 18, 2017, Exercise Price $2,300.00
10	S&P 500 Index	19,900
	Expiration August 31, 2017, Exercise Price $2,350.00
100	S&P 500 Index	92,500
	Expiration September 15, 2017, Exercise Price $2,200.00
30	S&P 500 Index	56,250
	Expiration October 20, 2017, Exercise Price $2,225.00
29	S&P 500 Index	61,915
	Expiration October 31, 2017, Exercise Price $2,225.00
	TOTAL PURCHASED PUT OPTIONS (Cost $427,690)	330,349

	TOTAL PURCHASED OPTIONS (Cost $458,945)	339,386

Shares		Value
	SHORT-TERM INVESTMENTS - 100.0%
	MONEY MARKET FUNDS * - 4.0%
653,470	Fidelity Investments Money Market Treasury Portfolio - Class I ^^	653,470
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017

Principal ($)		Value
	U.S. GOVERNMENT TREASURY OBLIGATIONS - 96.0%
650,000	United States Treasury Note, 0.875% due 5/31/2017	$ 650,000
1,500,000	United States Treasury Bill, 0.000% due 7/6/2017	1,499,852
2,000,000	United States Treasury Bill, 0.000% due 7/13/2017	1,999,491
1,250,000	United States Treasury Bill, 0.000% due 8/24/2017	1,248,582
3,000,000	United States Treasury Bill, 0.000% due 8/31/2017	2,996,101
1,800,000	United States Treasury Bill, 0.000% due 9/7/2017	1,797,373
750,000	United States Treasury Bill, 0.000% due 9/28/2017	748,514
2,000,000	United States Treasury Bill, 0.000% due 10/12/2017	1,995,077
1,300,000	United States Treasury Bill, 0.000% due 10/26/2017	1,295,933
1,000,000	United States Treasury Bill, 0.000% due 11/9/2017	996,585
500,000	United States Treasury Bill, 0.000% due 3/28/2018	496,127
		15,723,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,377,146)	16,377,105

	TOTAL INVESTMENTS - 102.1% (Cost $16,836,091) (a)	$ 16,716,491
	OPTIONS WRITTEN - (1.5) % (Proceeds - $484,677)	(251,464)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(91,937)
	NET ASSETS - 100%	$ 16,373,090

No. of Contracts		Value +
	WRITTEN CALL OPTIONS - (0.1)%
50	S&P 500 Index	$ 750
	Expiration July 7, 2017, Exercise Price $2,500.00
135	S&P 500 Index	3,375
	Expiration July 21, 2017, Exercise Price $2,525.00
150	S&P 500 Index	9,375
	Expiration August 18, 2017, Exercise Price $2,550.00
100	S&P 500 Index	5,500
	Expiration September 15, 2017, Exercise Price $2,625.00
	TOTAL WRITTEN CALL OPTIONS (Proceeds $68,205)	19,000

	WRITTEN PUT OPTIONS - (1.4)%
78	ProShares Ultra VIX Short-Term Future ETF	1,794
	Expiration July 21, 2017, Exercise Price $8.00
1	S&P 500 Index	10
	Expiration June 30, 2017, Exercise Price $2,200.00
20	S&P 500 Index	200
	Expiration June 30, 2017, Exercise Price $2,350.00
20	S&P 500 Index	200
	Expiration June 30, 2017, Exercise Price $2,355.00
34	S&P 500 Index	340
	Expiration June 30, 2017, Exercise Price $2,360.00
30	S&P 500 Index	900
	Expiration July 3, 2017, Exercise Price $2,360.00
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
No. of Contracts		Value +
	WRITTEN PUT OPTIONS (continued) - (1.4)%
40	S&P 500 Index	$ 1,400
	Expiration July 3, 2017, Exercise Price $2,365.00
20	S&P 500 Index	450
	Expiration July 5, 2017, Exercise Price $2,335.00
20	S&P 500 Index	550
	Expiration July 5, 2017, Exercise Price $2,345.00
20	S&P 500 Index	800
	Expiration July 5, 2017, Exercise Price $2,360.00
65	S&P 500 Index	975
	Expiration July 7, 2017, Exercise Price $2,200.00
100	S&P 500 Index	8,000
	Expiration July 7, 2017, Exercise Price $2,350.00
10	S&P 500 Index	1,175
	Expiration July 21, 2017, Exercise Price $2,200.00
300	S&P 500 Index	33,750
	Expiration July 21, 2017, Exercise Price $2,200.00
70	S&P 500 Index	12,250
	Expiration July 21, 2017, Exercise Price $2,250.00
50	S&P 500 Index	12,500
	Expiration July 31, 2017, Exercise Price $2,225.00
80	S&P 500 Index	25,000
	Expiration July 31, 2017, Exercise Price $2,250.00
30	S&P 500 Index	14,250
	Expiration August,18 2017, Exercise Price $2,200.00
177	S&P 500 Index	99,120
	Expiration August,18 2017, Exercise Price $2,225.00
20	S&P 500 Index	18,800
	Expiration August, 31 2017, Exercise Price $2,250.00
	TOTAL WRITTEN PUT OPTIONS (Proceeds $416,472)	232,464

	TOTAL WRITTEN OPTIONS (Proceeds $484,677)	251,464

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,398,681 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 120,724
	Unrealized Depreciation:	(54,378)
	Net Unrealized Appreciation:	$ 66,346

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
+ The amount represents the fair value of derivative instruments subject to equity risk exposure as of June 30, 2017.
^^ All or a portion of this investment is segregated as collateral for option contracts.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of June 30, 2017, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ 9,037	$ -	$ -	$ 9,037
Purchased Put Options	330,349	-	-	330,349
Short-Term Investment	16,377,105	-	-	16,377,105
Total	$ 16,716,491	$ -	$ -	$ 16,716,491
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$ 19,000	$ -	$ -	$ 19,000
Written Put Options	232,464	-	-	232,464
Total	$ 251,464	$ -	$ -	$ 251,464

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2017
Shares		Value
	COMMON STOCK - 97.0%
	BIOTECHNOLOGY - 1.0%
3,458	Organovo Holdings, Inc. *	$ 9,095

	ELECTRONICS - 15.6%
863	Allied Motion Technologies, Inc.	23,491
100	Keyence Corp.	43,912
800	Omron Corp.	34,710
250	Renishaw PLC	11,756
1,500	Yaskawa Electric Corp.	31,786
		145,655
	HAND/MACHINE TOOLS - 8.1%
392	KUKA AG	47,839
1,000	THK Co., Ltd.	28,302
		76,141
	HEALTHCARE - PRODUCTS - 12.2%
700	CYBERDYNE, Inc. *	9,314
45	Intuitive Surgical, Inc. *	42,092
1,256	Mazor Robotics Ltd. * - ADR	43,432
27,720	TransEnterix, Inc. *	19,681
		114,519
	INTERNET- 6.7%
35	Amazon.com, Inc. *	33,880
15,226	Corindus Vascular Robotics, Inc. *	28,320
		62,200
	MACHINERY - CONSTRUCTION & MINING - 3.2%
1,207	ABB Ltd. - ADR	30,054

	MACHINERY - DIVERSIFIED - 30.9%
2,285	ATS Automation Tooling Systems, Inc. *	23,383
1,300	Daifuku Co Ltd.	38,817
4,000	Daihen Corp.	31,435
200	FANUC Corp.	38,546
1,200	Harmonic Drive Systems, Inc.	41,545
238	Kardex AG	27,387
320	Krones AG	37,009
120	Rockwell Automation, Inc.	19,435
1,300	Yushin Precision Equipment Co., Ltd.	32,003
		289,560
	METAL FABRICATE/HARDWARE - 4.2%
7,000	Nachi-Fujikoshi Corp.	39,685

	MISCELLANEOUS MANUFACTURER - 4.2%
401	John Bean Technologies Corp.	39,298
AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Shares		Value
	SOFTWARE - 6.6%
265	Autodesk, Inc. *	$ 26,717
639	PTC, Inc. *	35,222
		61,939
	TELECOMMUNICATIONS - 4.3%
500	SoftBank Group Corp.	40,482

	TOTAL COMMON STOCK (Cost $911,544) (a)	908,628

	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
39,590	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 0.02% ** (Cost $39,590)	39,590

	TOTAL INVESTMENTS - 101.2% (Cost $951,134) (a)	$ 948,218
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(11,205)
	NET ASSETS - 100%	$ 937,013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $951,134 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 19,269
	Unrealized Depreciation:	(22,185)
	Net Unrealized Depreciation:	$ (2,916)

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
ADR - American depositary receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 8/28/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 8/28/2017